PROPERTY AND EQUIPMENT - NET (Details) - USD ($)	Dec. 31, 2021	Mar. 31, 2021	Mar. 31, 2020
Property, Plant and Equipment, Gross		$ 1,406,996	$ 1,406,996
Less accumulated depreciation		(1,222,318)	(1,060,519)
Property, Plant and Equipment, Net, Total	$ 53,920	184,678	346,477
Leasehold Improvements [Member]
Property, Plant and Equipment, Gross		652,670	652,670
Machinery and Equipment [Member]
Property, Plant and Equipment, Gross		190,400	190,400
Furniture and Fixtures [Member]
Property, Plant and Equipment, Gross		261,292	261,292
Computer Equipment [Member]
Property, Plant and Equipment, Gross		$ 302,634	$ 302,634